WBI BullBear Trend Switch US 3000 Total Return ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.3%
38,389	iShares Russell 3000 ETF	$9,783,436
77,267	Schwab US Broad Market ETF +	8,024,951
44,034	Vanguard Total Stock Market ETF	9,778,190

	TOTAL EXCHANGE TRADED FUNDS (Cost $28,328,242)	27,586,577

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 0.8%
236,383	U.S. Bank Money Market Deposit Account, 0.00% (c)	236,383

	TOTAL SHORT TERM INVESTMENTS (Cost $236,383)	236,383

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
96,525	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)(b)	96,525

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $96,525)	96,525

	TOTAL INVESTMENTS - 100.4% (Cost $28,661,150)	27,919,485
	Liabilities in Excess of Other Assets - (0.4)%	(108,373)

	NET ASSETS - 100.0%	$27,811,112

+	All or portion of this security is on loan as of September 30, 2021. Total value of securities on loan is $93,474.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(b)	Privately offered liquidity fund.
(c)	Rounded to 0.00.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.